Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 149,215,000.00
Total Fee Amount	12,981.70
Total Offset Amount	0.00
Net Fee	$ 12,981.70
Offering Table N/A
Offset Table N/A	N/A